Land Use Rights (Details) - Schedule of location	12 Months Ended
Dec. 31, 2021
Longshan Road, Economic development District, Taihu County [Member]
Land Use Rights (Details) - Schedule of location [Line Items]
Expiry date of tenure	May 23, 2062
Land area (m2)	2,440
Longshan Road, Economic development District, Taihu County One [Member]
Land Use Rights (Details) - Schedule of location [Line Items]
Expiry date of tenure	Nov. 06, 2061
Land area (m2)	7,405